Intangible - Goodwill impairment testing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible
Period for which a value in use valuation was performed	5 years
Intangible assets and goodwill at end of period	R$ 1,009,314	R$ 849,634
Growth rate used to extrapolate as projections	5.50%	5.50%
Percentage of real growth added to longterm inflation expectations	1.00%
Estimated future cash flows discount rate before taxes	13.69%	13.85%
Annual inflation rates for projected transport	3.52%	4.43%
Research and maintenance of software developed	R$ 93,070	R$ 73,527	R$ 64,280
Minimum
Intangible
Revenue growth rate for calculation of value in use	9.00%
Costs as a percent of gross margin for calculation of value in use	72.00%
Maximum
Intangible
Revenue growth rate for calculation of value in use	18.00%
Costs as a percent of gross margin for calculation of value in use	74.00%
Linx Pay Meios de Pagamentos Ltda.
Intangible
Intangible assets and goodwill at end of period	R$ 9,841	R$ 750